[DECHERT LLP LETTERHEAD]

November 15, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          THE HARTFORD SERIES FUND, INC., FILE NOS. 333-45431, 811-08629

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Series Funds, Inc. (the “Company”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 65 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment contains the prospectuses and statement of additional information relating to The Hartford Global Equity HLS Fund, a new series of the Company established by the Directors of the Company at a meeting held on November 7, 2007 (the “Fund”).

The Amendment contains two prospectuses (one applicable to Class IA Shares and one applicable to Class IB Shares) and one statement of additional information (applicable to Class IA and Class IB Shares) for the Fund.

Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 31, 2008. No fees are required in connection with this filing. Please contact me at (212) 641-5691 or John V. O’Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Kevin M. Bopp
Kevin M. Bopp

cc: John V. O’Hanlon, Esq.